Commitments and Contingencies (Details) £ in Millions			1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 20, 2022 item	Jun. 04, 2021 lawsuit	Dec. 31, 2019 USD ($)	Feb. 28, 2023 USD ($)	May 31, 2022 USD ($) item D	May 31, 2022 GBP (£)	Jan. 31, 2022 USD ($)	Jan. 06, 2022 USD ($)
Shareholder Derivative Lawsuits
Commitments and Contingencies
Consolidated number of lawsuits | lawsuit		3
Securities and Exchange Commission and Department of Justice Investigations | Mr. Pourhassan
Commitments and Contingencies
Number of conspiracy charges | item	1
Number of security fraud charges | item	4
Number of wire fraud charges | item	3
Number of insider trading charges | item	3
Securities and Exchange Commission and Department of Justice Investigations | Kazem Kazempour
Commitments and Contingencies
Number of conspiracy charges | item	1
Number of security fraud charges | item	3
Number of wire fraud charges | item	2
Number of insider trading charges | item	1
Samsung BioLogics Co., Ltd. ("Samsung")
Commitments and Contingencies
Forecast period				3 years	3 years
Amount of material breach of' Master Services and Project Specific Agreements | $								$ 13,500,000
Additional Contractual Obligation | $							$ 22,800,000
Past due balance | $				$ 232,788,000	$ 232,788,000
License Agreements With Vyera Pharmaceuticals, LLC
Commitments and Contingencies
Amount payable upon achievement of sales and regulatory milestone | $			$ 85,300,000
Percentage of royalty payable by the counter party			50.00%
Term of arrangement			10 years
Term of arrangement, after first commercial sale			2 years
Number of days of prior written notice | D					180
Progenics Purchase Agreement [Member]
Commitments and Contingencies
Amount of milestone payments payable | $					$ 5,000,000
Percentage of royalty payable					3.50%
Amount payable upon filing BLA with FDA | $					$ 500,000
Amount payable upon FDA approval | $					500,000
Annual maintenance fees | $					$ 150,000
Progenics Purchase Agreement [Member] | Royalty Payable in Initial 10 Years [Member]
Commitments and Contingencies
Percentage of royalty payable					5.00%
Lonza Agreement
Commitments and Contingencies
Number of contract manufacturers | item					2
Annual license fee					$ 700,000	£ 0.6
Royalty on net sales (as a percent)					2.00%	2.00%
Accounts Payable | Samsung BioLogics Co., Ltd. ("Samsung")
Commitments and Contingencies
Past due balance | $				$ 34,300,000	$ 38,100,000